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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23505

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                    PIMCO Dynamic Income Opportunities Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

                               -----------------

      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2022 to June 30, 2023

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23505
Reporting Period: 07/01/2022 - 06/30/2023
PIMCO Dynamic Income Opportunities Fund









=================== PIMCO Dynamic Income Opportunities Fund ====================


ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A109
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Receive Management Board (Non-Voting)   None      None         Management
3     Approve Unaudited Standalone Financial  For       For          Management
      Statements
4     Approve Unaudited Consolidated          For       For          Management
      Financial Statements
5     Approve Allocation of Loss              For       For          Management
6     Approve Discharge of Directors          For       For          Management
7     Elect Thomas Josef Echelmeyer as        For       For          Management
      Director
8     Elect Heiner Arnoldi as Director        For       For          Management
9     Elect Stefan Brendgen as Director       For       For          Management
10    Appoint Auditor                         For       For          Management
11    Approve Remuneration Policy             For       Abstain      Management
12    Approve Remuneration Report             For       Abstain      Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A125
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Receive Management Board (Non-Voting)   None      None         Management
3     Approve Unaudited Standalone Financial  For       For          Management
      Statements
4     Approve Unaudited Consolidated          For       For          Management
      Financial Statements
5     Approve Allocation of Loss              For       For          Management
6     Approve Discharge of Directors          For       For          Management
7     Elect Thomas Josef Echelmeyer as        For       For          Management
      Director
8     Elect Heiner Arnoldi as Director        For       For          Management
9     Elect Stefan Brendgen as Director       For       For          Management
10    Appoint Auditor                         For       For          Management
11    Approve Remuneration Policy             For       Abstain      Management
12    Approve Remuneration Report             For       Abstain      Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A109
Meeting Date: JUN 21, 2023   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Approve Continuation Proposal           For       For          Management


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ADLER GROUP SA

Ticker:       ADJ            Security ID:  L0112A125
Meeting Date: JUN 21, 2023   Meeting Type: Extraordinary Shareholders
Record Date:  JUN 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Special Board's Report          None      None         Management
      (Non-Voting)
2     Approve Continuation Proposal           For       For          Management


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ANNALY CAPITAL MANAGEMENT, INC.

Ticker:       NLY            Security ID:  035710839
Meeting Date: MAY 17, 2023   Meeting Type: Annual
Record Date:  MAR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Francine J. Bovich       For       For          Management
1b    Elect Director David L. Finkelstein     For       For          Management
1c    Elect Director Thomas Hamilton          For       For          Management
1d    Elect Director Kathy Hopinkah Hannan    For       For          Management
1e    Elect Director Michael Haylon           For       For          Management
1f    Elect Director Martin Laguerre          For       For          Management
1g    Elect Director Eric A. Reeves           For       For          Management
1h    Elect Director John H. Schaefer         For       For          Management
1i    Elect Director Glenn A. Votek           For       For          Management
1j    Elect Director Vicki Williams           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Reduce Authorized Common Stock          For       For          Management
5     Ratify Ernst & Young LLP as Auditors    For       For          Management
6     Reduce Ownership Threshold for          Against   For          Shareholder
      Shareholders to Call Special Meeting


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BANCA MONTE DEI PASCHI DI SIENA SPA

Ticker:       BMPS           Security ID:  T1188K429
Meeting Date: APR 20, 2023   Meeting Type: Annual
Record Date:  APR 11, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements,           For       For          Management
      Statutory Reports, and Treatment of
      Net Loss
2.1   Approve Remuneration Policy             For       For          Management
2.2   Approve Second Section of the           For       For          Management
      Remuneration Report
3     Approve 2023 Incentive System Based on  For       For          Management
      Phantom Shares
4     Fix Number of Directors                 None      For          Shareholder
5     Fix Number of Vice-Chairmen             None      For          Shareholder
6.1   Slate 1 Submitted by Ministry of        None      Did Not Vote Shareholder
      Economy and Finance
6.2   Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
6.3   Slate 3 Submitted by Foundations        None      Did Not Vote Shareholder
7.a   Elect Nicola Maione as Board Chair      None      For          Shareholder
7.b   Elect Gianluca Brancadoro as Board      None      For          Shareholder
      Vice-Chairman
8     Approve Remuneration of Directors       None      For          Shareholder
9     Approve Remuneration of Board Chairman  None      For          Shareholder
10.1  Slate 1 Submitted by Ministry of        None      Against      Shareholder
      Economy and Finance
10.2  Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
10.3  Slate 3 Submitted by Foundations        None      Against      Shareholder
11    Approve Internal Auditors' Remuneration None      For          Shareholder
A Deliberations on a Liability Action Against Against Shareholder Against Alessandro Profumo and
      Fabrizio Viola


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CREDIT SUISSE GROUP AG

Ticker:       CSGN           Security ID:  H3698D419
Meeting Date: NOV 23, 2022   Meeting Type: Extraordinary Shareholders
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve CHF 18.5 Million Share Capital  For       Did Not Vote Management
      Increase without Preemptive Rights for
      Private Placement
2     Approve CHF 70.7 Million Ordinary       For       Did Not Vote Management
      Share Capital Increase with Preemptive
      Rights
3.1   Additional Voting Instructions -        For       Did Not Vote Management
      Shareholder Proposals (Voting)
3.2   Additional Voting Instructions - Board  For       Did Not Vote Management
      of Directors Proposals (Voting)


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CREDIT SUISSE GROUP AG

Ticker:       CSGN           Security ID:  H3698D419
Meeting Date: APR 04, 2023   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports
1.2   Approve Remuneration Report             For       Did Not Vote Management
2     Approve Discharge of Board and Senior   For       Did Not Vote Management
      Management, excluding the Supply Chain
      Finance Matter
3     Approve Allocation of Income and        For       Did Not Vote Management
      Dividends of CHF 0.05 per Share from
      Capital Contribution Reserves
4     Approve Cancellation of Conditional     For       Did Not Vote Management
      and Conversion Capital Authorizations
5.1   Amend Corporate Purpose                 For       Did Not Vote Management
5.2   Amend Articles Re: Shares; Share        For       Did Not Vote Management
      Register; Transfer of Shares
5.3   Approve Creation of Capital Band        For       Did Not Vote Management
      within the Upper Limit of CHF 165.1
      Million and the Lower Limit of CHF 155.
      1 Million with or without Exclusion of
      Preemptive Rights
5.4   Amend Articles of Association (Incl.    For       Did Not Vote Management
      Approval of Virtual-Only or Hybrid
      Shareholder Meetings)
5.5   Amend Articles Re: Board of Directors;  For       Did Not Vote Management
      Compensation; External Mandates for
      Members of the Board of Directors and
      Executive Committee
6     Approve Climate Strategy Report         For       Did Not Vote Management
7.1.a Reelect Axel Lehmann as Director and    For       Did Not Vote Management
      Board Chair
7.1.b Reelect Mirko Bianchi as Director       For       Did Not Vote Management
7.1.c Reelect Iris Bohnet as Director         For       Did Not Vote Management
7.1.d Reelect Clare Brady as Director         For       Did Not Vote Management
7.1.e Reelect Christian Gellerstad as         For       Did Not Vote Management
      Director
7.1.f Reelect Keyu Jin as Director            For       Did Not Vote Management
7.1.g Reelect Shan Li as Director             For       Did Not Vote Management
7.1.h Reelect Seraina Macia as Director       For       Did Not Vote Management
7.1.i Reelect Blythe Masters as Director      For       Did Not Vote Management
7.1.j Reelect Richard Meddings as Director    For       Did Not Vote Management
7.1.k Reelect Amanda Norton as Director       For       Did Not Vote Management
7.1.l Reelect Ana Pessoa as Director          For       Did Not Vote Management
7.2.1 Reappoint Iris Bohnet as Member of the  For       Did Not Vote Management
      Compensation Committee
7.2.2 Reappoint Christian Gellerstad as       For       Did Not Vote Management
      Member of the Compensation Committee
7.2.3 Reappoint Shan Li as Member of the      For       Did Not Vote Management
      Compensation Committee
7.2.4 Reappoint Amanda Norton as Member of    For       Did Not Vote Management
      the Compensation Committee
8.1   Approve Remuneration of Directors in    For       Did Not Vote Management
      the Amount of CHF 13 Million
8.2.1 Approve Fixed Remuneration of           For       Did Not Vote Management
      Executive Committee in the Amount of
      CHF 34 Million
8.2.2 Approve Share-Based Transformation      For       Did Not Vote Management
      Awards for Members of the Executive
      Committee in the Amount of CHF 30.1
      Million
9.1   Ratify PricewaterhouseCoopers AG as     For       Did Not Vote Management
      Auditors
9.2   Designate Keller AG as Independent      For       Did Not Vote Management
      Proxy
10.1  Additional Voting Instructions -        None      Did Not Vote Management
      Shareholder Proposals (Voting)
10.2  Additional Voting Instructions - Board  For       Did Not Vote Management
      of Directors Proposals (Voting)


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INTELSAT SA

Ticker:                      Security ID:  L5217E120
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  MAY 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Board and Auditors' Report      None      None         Management
2     Approve Statutory Standalone Financial  For       For          Management
      Statements
3     Approve Consolidated Financial          For       For          Management
      Statements
4     Approve Discharge of Directors          For       For          Management
5     Approve Allocation of Income            For       For          Management
6     Approve Appointment and Co-optation of  For       For          Management
      David Wajsgras as Director
7     Approve Appointment and Co-optation of  For       For          Management
      David Mack as Director
8a    Reelect Directors (Bundled)             For       For          Management
9     Approve Remuneration of Directors for   For       For          Management
      the year 2022
10    Approve Remuneration of Directors for   For       For          Management
      the year 2023
11    Ratify KPMG Audit as Statutory Auditor  For       For          Management
12    Authorize Company and/or any Wholly     For       For          Management
      Owned Subsidiary to Purchase, Acquire,
      Receive or Hold Shares of Any Class


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KKR REAL ESTATE FINANCE TRUST INC.

Ticker:       KREF           Security ID:  48251K100
Meeting Date: APR 21, 2023   Meeting Type: Annual
Record Date:  MAR 01, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Terrance R. Ahern        For       Withhold     Management
1.2   Elect Director Irene M. Esteves         For       Withhold     Management
1.3   Elect Director Jonathan A. Langer       For       Withhold     Management
1.4   Elect Director Christen E.J. Lee        For       For          Management
1.5   Elect Director Paula Madoff             For       For          Management
1.6   Elect Director Deborah H. McAneny       For       For          Management
1.7   Elect Director Ralph F. Rosenberg       For       For          Management
1.8   Elect Director Matthew A. Salem         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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NATIONWIDE BUILDING SOCIETY

Ticker:       NBS            Security ID:  G6S178103
Meeting Date: JUL 14, 2022   Meeting Type: Annual
Record Date:  JUL 12, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports
2     Approve Remuneration Report             For       Did Not Vote Management
3     Approve Remuneration Policy             For       Did Not Vote Management
4     Reappoint Ernst & Young LLP as Auditors For       Did Not Vote Management
5     Authorise the Society to Apply a        For       Did Not Vote Management
      Maximum Ratio of the Variable to Fixed
      Components of Total Remuneration for
      Material Risk Takers of 2:1
6     Elect Debbie Crosbie as Director        For       Did Not Vote Management
7     Elect Alan Keir as Director             For       Did Not Vote Management
8     Elect Gillian Riley as Director         For       Did Not Vote Management
9     Re-elect Mai Fyfield as Director        For       Did Not Vote Management
10    Re-elect Albert Hitchcock as Director   For       Did Not Vote Management
11    Re-elect Debbie Klein as Director       For       Did Not Vote Management
12    Re-elect Kevin Parry as Director        For       Did Not Vote Management
13    Re-elect Tamara Rajah as Director       For       Did Not Vote Management
14    Re-elect Chris Rhodes as Director       For       Did Not Vote Management
15    Re-elect Phil Rivett as Director        For       Did Not Vote Management
16    Re-elect Gunn Waersted as Director      For       Did Not Vote Management


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PENNYMAC MORTGAGE INVESTMENT TRUST

Ticker:       PMT            Security ID:  70931T103
Meeting Date: JUN 08, 2023   Meeting Type: Annual
Record Date:  APR 12, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Preston DuFauchard       For       Against      Management
1b    Elect Director Nancy McAllister         For       For          Management
1c    Elect Director Stacey D. Stewart        For       Against      Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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PROMOTORA DE INFORMACIONES SA

Ticker:       PRS            Security ID:  E82880753
Meeting Date: JUN 27, 2023   Meeting Type: Annual
Record Date:  JUN 22, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated and Standalone     For       For          Management
      Financial Statements
2     Approve Treatment of Net Loss           For       For          Management
3     Approve Non-Financial Information       For       For          Management
      Statement
4     Approve Discharge of Board              For       For          Management
5     Appoint Ernst & Young as Auditor        For       For          Management
6.1   Fix Number of Directors at 15           For       For          Management
6.2   Ratify Appointment of and Elect Pilar   For       For          Management
      Gil Miguel as Director
6.3   Reelect Joseph Oughourlian as Director  For       For          Management
6.4   Reelect Manuel Polanco Moreno as        For       For          Management
      Director
6.5   Reelect Beatrice de Clermont-Tonnerre   For       For          Management
      as Director
6.6   Elect Miguel Barroso Ayats as Director  For       For          Management
6.7   Elect Fernando Carrillo Florez as       For       For          Management
      Director
6.8   Elect Isabel Sanchez Garcia as Director For       For          Management
7.1   Approve Medium-Term Incentive Plan for  For       For          Management
      Executive Director of Grupo PRISA
7.2   Approve Remuneration Policy             For       Against      Management
7.3   Advisory Vote on Remuneration Report    For       For          Management
8     Authorize Increase in Capital up to 50  For       Against      Management
      Percent via Issuance of Equity or
      Equity-Linked Securities, Excluding
      Preemptive Rights of up to 20 Percent
9     Authorize Issuance of Convertible       For       Against      Management
      Bonds, Debentures, Warrants, and Other
      Debt Securities up to EUR 1 Billion
      with Exclusion of Preemptive Rights up
      to 20 Percent of Capital
10    Authorize Share Repurchase Program      For       Against      Management
11    Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions
12    Receive Amendments to Board of          None      None         Management
      Directors Regulations


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STICHTING AK RABOBANK CERTIFICATEN

Ticker:       RABO           Security ID:  N22634XZ2
Meeting Date: MAY 16, 2023   Meeting Type: Bondholder
Record Date:  MAY 09, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Receive Announcements and Minutes of    For       Did Not Vote Management
      the May 24, 2022 Meeting
3     Approve Report on Rabobank              For       Did Not Vote Management
      Certificates and Activities of the
      STAK in 2022
4     Receive Explanation on Rabobank's Risk  For       Did Not Vote Management
      and Compensation Policy and Annual
      Figures 2022
5     Close Meeting                           None      None         Management

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Opportunities Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2023